T. ROWE PRICE Total Return Fund
August 31, 2022 (Unaudited)
1
Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES 12.4%
Car Loan 2.1%
AmeriCredit Automobile Receivables Trust
Series 2020-1, Class D
1.80%, 12/18/25  385 366
AmeriCredit Automobile Receivables Trust
Series 2020-3, Class D
1.49%, 9/18/26  940 883
Avis Budget Rental Car Funding AESOP
Series 2018-1A, Class C
4.73%, 9/20/24 (1) 225 222
Avis Budget Rental Car Funding AESOP
Series 2019-2A, Class C
4.24%, 9/22/25 (1) 235 226
CarMax Auto Owner Trust
Series 2022-2, Class C
4.26%, 12/15/27  1,605 1,577
Carvana Auto Receivables Trust
Series 2022-N1, Class D
4.13%, 12/11/28 (1) 1,610 1,548
Carvana Auto Receivables Trust
Series 2022-P1, Class C
3.30%, 4/10/28  1,210 1,125
Exeter Automobile Receivables Trust
Series 2022-4A, Class B
4.57%, 1/15/27  1,600 1,594
Ford Credit Auto Lease Trust
Series 2022-A, Class C
4.18%, 10/15/25  1,380 1,356
GMF Floorplan Owner Revolving Trust
Series 2020-1, Class C
1.48%, 8/15/25 (1) 765 740
Santander Bank
Series 2021-1A, Class C
3.268%, 12/15/31 (1) 607 588
Santander Consumer Auto Receivables Trust
Series 2020-AA, Class C
3.71%, 2/17/26 (1) 125 124
Santander Consumer Auto Receivables Trust
Series 2021-AA, Class D
1.57%, 1/15/27 (1) 665 614
Santander Drive Auto Receivables Trust
Series 2020-4, Class D
1.48%, 1/15/27  445 428
Santander Retail Auto Lease Trust
Series 2019-B, Class D
3.31%, 6/20/24 (1) 646 646
T. ROWE PRICE Total Return Fund

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Santander Retail Auto Lease Trust
Series 2019-C, Class D
2.88%, 6/20/24 (1) 550 549
Santander Retail Auto Lease Trust
Series 2022-B, Class B
3.85%, 3/22/27 (1) 615 601
13,187
Collateralized Mortgage Obligations 0.1%
New Residential Mortgage Loan Trust
Series 2022-SFR1, Class D
3.299%, 2/17/39 (1) 620 560
560
Other Asset-Backed Securities 9.5%
522 Funding
Series 2019-5A, Class CR, CLO, FRN
3M TSFR + 2.20%, 4.528%, 4/15/35 (1) 1,000 942
AGL
Series 2021-14A, Class A, CLO, FRN
3M USD LIBOR + 1.15%, 3.882%, 12/2/34 (1) 1,605 1,566
AGL
Series 2021-14A, Class B1, CLO, FRN
3M USD LIBOR + 1.65%, 2.748%, 12/2/34 (1) 1,505 1,435
AMSR Trust
Series 2022-SFR3, Class A
4.00%, 10/17/39 (1) 985 948
Amur Equipment Finance Receivables X
Series 2022-1A, Class D
2.91%, 8/21/28 (1) 2,520 2,301
Applebee's Funding
Series 2019-1A, Class A2I
4.194%, 6/5/49 (1) 723 694
Applebee's Funding
Series 2019-1A, Class A2II
4.723%, 6/5/49 (1) 257 240
Benefit Street Partners IV
Series 2014-IVA, Class A2AR, CLO, FRN
3M USD LIBOR + 1.55%, 4.26%, 1/20/32 (1) 2,320 2,226
Benefit Street Partners XI
Series 2017-11A, Class A2R, CLO, FRN
3M USD LIBOR + 1.50%, 4.012%, 4/15/29 (1) 2,075 2,020
CBAM
Series 2019-9A, Class B1, CLO, FRN
3M USD LIBOR + 1.90%, 4.412%, 2/12/30 (1) 1,005 987
CIFC Funding
Series 2019-5A, Class BR, CLO, FRN
3M USD LIBOR + 2.15%, 3.194%, 1/15/35 (1) 1,650 1,558

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Cologix Canadian Issuer
Series 2022-1CAN, Class A2
4.94%, 1/25/52 (CAD) (1) 1,460 1,031
Driven Brands Funding
Series 2019-1A, Class A2
4.641%, 4/20/49 (1) 179 170
Driven Brands Funding
Series 2020-1A, Class A2
3.786%, 7/20/50 (1) 191 172
Driven Brands Funding
Series 2020-2A, Class A2
3.237%, 1/20/51 (1) 1,374 1,182
Dryden 77
Series 2020-77A, Class BR, CLO, FRN
3M USD LIBOR + 1.65%, 4.634%, 5/20/34 (1) 3,300 3,150
FirstKey Homes Trust
Series 2020-SFR1, Class A
1.339%, 8/17/37 (1) 1,704 1,576
FOCUS Brands Funding
Series 2017-1A, Class A2II
5.093%, 4/30/47 (1) 1,767 1,624
FOCUS Brands Funding
Series 2022-1, Class A2
7.206%, 7/30/52 (1) 1,530 1,538
Hilton Grand Vacations Trust
Series 2017-AA, Class A
2.66%, 12/26/28 (1) 24 23
Hilton Grand Vacations Trust
Series 2017-AA, Class B
2.96%, 12/26/28 (1) 46 45
Hilton Grand Vacations Trust
Series 2020-AA, Class C
6.42%, 2/25/39 (1) 71 72
HPS Loan Management
Series 11A-17, Class BR, CLO, FRN
3M USD LIBOR + 1.55%, 4.413%, 5/6/30 (1) 415 403
HPS Loan Management
Series 11A-17, Class CR, CLO, FRN
3M USD LIBOR + 1.95%, 4.813%, 5/6/30 (1) 1,675 1,583
Invesco
Series 2021-2A, Class D, CLO, FRN
3M USD LIBOR + 2.90%, 5.412%, 7/15/34  1,230 1,141
Jack in the Box Funding
Series 2019-1A, Class A23
4.97%, 8/25/49 (1) 977 913
Jack in the Box Funding
Series 2022-1A, Class A2I
3.445%, 2/26/52 (1) 1,426 1,291

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
KKR
Series 13, Class B1R, CLO, FRN
3M USD LIBOR + 1.15%, 3.89%, 1/16/28 (1) 780 766
KKR
Series 36A, Class A, CLO, FRN
3M USD LIBOR + 1.18%, 3.692%, 10/15/34 (1) 1,630 1,597
Madison Park Funding XXIII
Series 2017-23A, Class AR, CLO, FRN
3M USD LIBOR + 0.97%, 3.739%, 7/27/31 (1) 890 880
Madison Park Funding XXXIII
Series 2019-33A, Class AR, CLO, FRN
3M TSFR + 1.29%, 3.618%, 10/15/32 (1) 1,145 1,122
Madison Park Funding XXXV
Series 2019-35A, Class CR, CLO, FRN
3M USD LIBOR + 1.90%, 4.61%, 4/20/32 (1) 2,500 2,360
Magnetite XXV
Series 2020-25A, Class B, CLO, FRN
3M USD LIBOR + 1.55%, 4.333%, 1/25/32 (1) 2,665 2,574
Magnetite XXV
Series 2020-25A, Class D, CLO, FRN
3M USD LIBOR + 3.30%, 6.083%, 1/25/32 (1) 305 294
MVW
Series 2020-1A, Class C
4.21%, 10/20/37 (1) 161 152
MVW Owner Trust
Series 2017-1A, Class B
2.75%, 12/20/34 (1) 22 22
MVW Owner Trust
Series 2017-1A, Class C
2.99%, 12/20/34 (1) 26 26
MVW Owner Trust
Series 2019-1A, Class C
3.33%, 11/20/36 (1) 57 54
Navigator Aircraft ABS
Series 2021-1, Class A, STEP
2.771%, 11/15/46 (1) 1,291 1,137
Neuberger Berman Loan Advisers
Series 2018-29A, Class A1, CLO, FRN
3M USD LIBOR + 1.13%, 3.868%, 10/19/31 (1) 1,105 1,090
Neuberger Berman Loan Advisers
Series 2021-40A, Class A, CLO, FRN
3M USD LIBOR + 1.06%, 3.80%, 4/16/33 (1) 1,550 1,523
Neuberger Berman Loan Advisers
Series 2021-43A, Class A, CLO, FRN
3M USD LIBOR + 1.13%, 3.87%, 7/17/35 (1) 585 574
Neuberger Berman XVII
Series 2014-17A, Class BR2, CLO, FRN
3M USD LIBOR + 1.50%, 4.259%, 4/22/29 (1) 500 484

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
NYACK Park
Series 2021-1A, Class D, CLO, FRN
3M USD LIBOR + 2.80%, 5.51%, 10/20/34 (1) 1,550 1,422
OCP
Series 2014-7A, Class A2RR, CLO, FRN
3M USD LIBOR + 1.65%, 4.36%, 7/20/29 (1) 1,095 1,076
Octane Receivables Trust
Series 2022-2A, Class A
5.11%, 2/22/28 (1) 1,310 1,306
Palmer Square
Series 2020-3A, Class A1AR, CLO, FRN
3M USD LIBOR + 1.08%, 3.985%, 11/15/31 (1) 2,000 1,966
Palmer Square
Series 2021-3A, Class E, CLO, FRN
3M USD LIBOR + 6.15%, 6.382%, 1/15/35 (1) 1,000 878
Peace Park
Series 2021-1A, Class D, CLO, FRN
3M USD LIBOR + 2.95%, 5.66%, 10/20/34 (1) 1,180 1,096
Planet Fitness Master Issuer
Series 2022-1A, Class A2I
3.251%, 12/5/51 (1) 648 582
Progress Residential Trust
Series 2022-SFR4, Class A
3M TSFR + 2.20%, 4.438%, 5/17/41 (1) 1,225 1,193
Regatta XIX Funding
Series 2022-1A, Class B, CLO, FRN
3M TSFR + 1.85%, 2.929%, 4/20/35 (1) 1,305 1,236
Sierra Timeshare Receivables Funding
Series 2020-2A, Class C
3.51%, 7/20/37 (1) 46 43
Symphony XX
Series 2018-20A, Class CR, CLO, FRN
3M USD LIBOR + 2.35%, 5.09%, 1/16/32 (1) 2,090 2,022
TCI-Flatiron
Series 2018-1A, Class BR, CLO, FRN
3M USD LIBOR + 1.40%, 4.206%, 1/29/32 (1) 980 936
Wellfleet
Series 2017-2A, Class A1R, CLO, FRN
3M USD LIBOR + 1.06%, 3.77%, 10/20/29 (1) 215 213
Wellfleet
Series 2021-3A, Class B, CLO, FRN
3M USD LIBOR + 1.80%, 2.844%, 1/15/35 (1) 1,310 1,255
60,710
Student Loan 0.7%
Navient Private Education Refi Loan Trust
Series 2019-EA, Class A2A
2.64%, 5/15/68 (1) 537 515

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Navient Private Education Refi Loan Trust
Series 2019-FA, Class A2
2.60%, 8/15/68 (1) 131 124
Navient Private Education Refi Loan Trust
Series 2019-GA, Class A
2.40%, 10/15/68 (1) 298 284
Navient Private Education Refi Loan Trust
Series 2020-BA, Class B
2.77%, 1/15/69 (1) 975 855
Navient Private Education Refi Loan Trust
Series 2020-CA, Class B
2.83%, 11/15/68 (1) 600 508
Navient Private Education Refi Loan Trust
Series 2020-DA, Class A
1.69%, 5/15/69 (1) 42 39
Navient Private Education Refi Loan Trust
Series 2020-FA, Class B
2.69%, 7/15/69 (1) 400 349
Navient Private Education Refi Loan Trust
Series 2020-HA, Class B
2.78%, 1/15/69 (1) 1,340 1,136
SMB Private Education Loan Trust
Series 2017-B, Class A2A
2.82%, 10/15/35 (1) 166 161
SMB Private Education Loan Trust
Series 2018-C, Class A2A
3.63%, 11/15/35 (1) 346 336
SMB Private Education Loan Trust
Series 2020-PTB, Class A2A
1.60%, 9/15/54 (1) 468 427
4,734
Total Asset-Backed Securities
(Cost $82,928) 79,191
BANK LOANS 10.3% (2)
FINANCIAL INSTITUTIONS 1.1%
Brokerage Asset Managers Exchanges 0.0%
Citadel Securities, FRN
1M TSFR + 3.000%, 2/2/28 (3) 265 260
260
Insurance 1.1%
Asurion, FRN
1M USD LIBOR + 3.250%, 5.774%, 12/23/26  489 447
Asurion, FRN
1M USD LIBOR + 5.250%, 7.774%, 1/31/28  703 601

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Asurion, FRN
1M USD LIBOR + 5.250%, 7.774%, 1/20/29  1,960 1,664
HUB International, FRN
1M USD LIBOR + 3.250%, 5.782%, 4/25/25  2,307 2,269
Jones Deslauriers Insurance Management, FRN
3M CAD CDOR + 4.250% , 6.45%, 3/27/28 (CAD)  450 325
Jones Deslauriers Insurance Management, FRN
3M CAD CDOR + 4.250% , 7.748%, 3/27/28 (CAD) (4) 837 606
Jones Deslauriers Insurance Management, FRN
3M CAD CDOR + 7.500% , 10.998%, 3/26/29 (CAD) (4) 385 280
Ryan Specialty Group, FRN
1M USD LIBOR + 3.000%, 5.555%, 9/1/27  551 542
6,734
Total Financial Institutions 6,994
INDUSTRIAL 9.1%
Basic Industry 0.1%
Aruba Investments Holdings, FRN
1M USD LIBOR + 7.750%, 10.194%, 11/24/28  520 487
487
Capital Goods 1.2%
Brookfield WEC Holdings, FRN
1M TSFR + 3.750%, 6.19%, 8/1/25  325 319
Charter Next Generation, FRN
1M USD LIBOR + 3.750%, 6.556%, 12/1/27  1,453 1,409
Engineered Machinery Holdings, FRN
1M USD LIBOR + 6.500%, 8.75%, 5/21/29  900 858
Engineered Machinery Holdings, FRN
3M USD LIBOR + 6.000%, 8.25%, 5/21/29  690 658
Filtration Group, FRN
1M USD LIBOR + 3.500%, 6.024%, 10/21/28  758 737
Filtration Group, FRN
3M USD LIBOR + 3.000%, 5.524%, 3/31/25 (3) 1,689 1,658
Madison IAQ, FRN
1M USD LIBOR + 3.250%, 4.524%, 6/21/28  504 486
Peraton, FRN
1M USD LIBOR + 7.750%, 10.141%, 2/1/29  720 683
TK Elevator U.S. Newco, FRN
6M USD LIBOR + 3.500%, 6.871%, 7/30/27  956 927
7,735
Communications 0.2%
Clear Channel Outdoor Holdings, FRN
1M USD LIBOR + 3.500%, 6.306%, 8/21/26  791 731
Eagle Broadband Investments, FRN
1M USD LIBOR + 3.000%, 5.313%, 11/12/27  306 298
MH Sub I, FRN
1M USD LIBOR + 3.750%, 6.274%, 9/13/24  327 319

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
MH Sub I, FRN
1M USD LIBOR + 6.250%, 8.705%, 2/23/29  300 287
1,635
Consumer Cyclical 2.1%
Albion Acquisitions, FRN
1M USD LIBOR + 5.250%, 8.009%, 8/17/26  303 289
CNT Holdings I, FRN
1M USD LIBOR + 3.500%, 5.812%, 11/8/27  175 170
CNT Holdings I, FRN
1M USD LIBOR + 6.750%, 9.062%, 11/6/28  310 299
Dave & Buster's, FRN
1M TSFR + 5.000%, 7.563%, 6/29/29  315 307
Delta 2, FRN
3M USD LIBOR + 2.500%, 5.024%, 2/1/24  1,764 1,747
Driven Holdings, FRN
1M USD LIBOR + 3.000%, 3.517%, 12/17/28 (4) 304 295
ECI Macola, FRN
1M USD LIBOR + 3.750%, 6.00%, 11/9/27  293 286
EG Finco, FRN
3M EURIBOR + 7.000%, 7.00%, 4/30/27 (EUR)  910 811
IRB Holding, FRN
1M TSFR + 3.150%, 5.437%, 12/15/27  513 496
IRB Holding, FRN
1M USD LIBOR + 2.750%, 5.274%, 2/5/25  458 448
MIC Glen, FRN
1M USD LIBOR + 6.750%, 9.274%, 7/20/29  400 383
Olaplex, FRN
1M TSFR + 3.750%, 6.391%, 2/16/29 (4) 698 675
PetSmart, FRN
1M USD LIBOR + 3.750%, 6.27%, 2/11/28  651 634
Scientific Games Holdings, FRN
1M TSFR + 3.208%, 4.175%, 2/4/29  485 467
SeaWorld Parks & Entertainment, FRN
1M USD LIBOR + 3.000%, 5.563%, 8/25/28  490 481
Staples, FRN
3M USD LIBOR + 5.000%, 7.782%, 4/16/26  334 294
Tacala Investment, FRN
1M USD LIBOR + 3.500%, 6.024%, 2/5/27  542 518
Tacala Investment, FRN
1M USD LIBOR + 7.500%, 10.024%, 2/4/28  605 567
UFC Holdings, FRN
1M USD LIBOR + 2.750%, 5.52%, 4/29/26 (3) 1,640 1,591
Watlow Electric Manufacturing, FRN
1M USD LIBOR + 3.750%, 6.274%, 3/2/28  521 510
William Morris Endeavor Entertainment, FRN
3M USD LIBOR + 2.750%, 5.28%, 5/18/25  416 402

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Woof Holdings, FRN
1M USD LIBOR + 7.250%, 9.313%, 12/21/28  1,605 1,541
13,211
Consumer Non-Cyclical 1.9%
ADMI, FRN
1M USD LIBOR + 3.375%, 5.899%, 12/23/27  345 318
ADMI, FRN
1M USD LIBOR + 3.750%, 6.274%, 12/23/27  416 389
Curia Global, FRN
1M USD LIBOR + 3.750%, 6.556%, 8/30/26  547 526
Gainwell Acquisition, FRN
1M USD LIBOR + 4.000%, 6.25%, 10/1/27  1,974 1,925
Heartland Dental, FRN
1M USD LIBOR + 4.000%, 6.444%, 4/30/25  594 568
Heartland Dental, FRN
3M USD LIBOR + 3.500%, 6.024%, 4/30/25  355 339
Maravai Intermediate Holdings, FRN
1M TSFR + 3.000%, 5.553%, 10/29/27  1,367 1,345
Medline Borrower, FRN
1M USD LIBOR + 3.250%, 5.774%, 10/23/28  993 945
Naked Juice, FRN
1M TSFR + 6.100%, 8.154%, 1/20/30  600 548
Naked Juice, FRN
3M TSFR + 3.250%, 5.404%, 1/20/29  175 168
Organon, FRN
1M USD LIBOR + 3.000%, 4.625%, 6/2/28  303 299
Pathway Vet Alliance, FRN
1M USD LIBOR + 3.750%, 6.00%, 3/31/27  1,180 1,111
PetVet Care Centers, FRN
1M TSFR + 5.000%, 7.25%, 2/14/25 (3) 625 611
PetVet Care Centers, FRN
3M USD LIBOR + 6.250%, 8.774%, 2/13/26  1,040 1,006
Phoenix Newco, FRN
1M USD LIBOR + 3.250%, 5.774%, 11/15/28  529 514
Phoenix Newco, FRN
3M USD LIBOR + 6.500%, 9.024%, 11/15/29  600 567
Sunshine Luxembourg VII, FRN
1M USD LIBOR + 3.750%, 6.00%, 10/1/26  970 933
12,112
Energy 0.1%
Prairie ECI Acquiror, FRN
3M USD LIBOR + 4.750%, 7.274%, 3/11/26  557 530
530
Industrial Other 0.1%
Pike, FRN
1M TSFR + 3.500%, 5.807%, 1/21/28 (3) 345 339

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Pike, FRN
1M USD LIBOR + 3.000%, 5.53%, 1/21/28  662 646
985
Technology 3.0%
Applied Systems, FRN
1M USD LIBOR + 3.000%, 5.25%, 9/19/24 (3) 1,257 1,245
Applied Systems, FRN
1M USD LIBOR + 5.500%, 7.75%, 9/19/25  1,328 1,313
Ascend Learning, FRN
1M USD LIBOR + 3.500%, 6.024%, 12/11/28  670 638
Ascend Learning, FRN
1M USD LIBOR + 5.750%, 8.274%, 12/10/29  1,340 1,201
AthenaHealth Group, FRN
1M TSFR + 3.500%, 5.80%, 2/15/29 (5) 1,400 1,337
Central Parent, FRN
1M TSFR + 4.500%, 6.61%, 6/9/29 (3) 670 652
CoreLogic, FRN
1M USD LIBOR + 6.500%, 9.063%, 6/4/29  985 779
Entegris, FRN
1M TSFR + 3.000%, 5.597%, 3/2/29  330 329
Epicor Software, FRN
1M USD LIBOR + 3.250%, 5.774%, 7/30/27  1,330 1,288
Epicor Software, FRN
1M USD LIBOR + 7.750%, 10.274%, 7/31/28  780 776
Hyland Software, FRN
1M USD LIBOR + 3.500%, 6.024%, 7/1/24  528 521
Hyland Software, FRN
1M USD LIBOR + 6.250%, 8.774%, 7/7/25  974 956
Loyalty Ventures, FRN
1M USD LIBOR + 4.500%, 7.024%, 11/3/27  34 25
Peraton, FRN
1M USD LIBOR + 3.750%, 6.274%, 2/1/28  560 543
RealPage, FRN
1M USD LIBOR + 3.000%, 5.524%, 4/24/28  645 620
RealPage, FRN
1M USD LIBOR + 6.500%, 9.024%, 4/23/29  1,035 1,005
Sophia, FRN
1M TSFR + 4.000%, 6.459%, 10/7/27  255 249
Sophia, FRN
1M USD LIBOR + 3.500%, 5.75%, 10/7/27  989 953
UKG, FRN
1M USD LIBOR + 3.250%, 5.535%, 5/4/26  1,618 1,565
UKG, FRN
1M USD LIBOR + 5.250%, 7.535%, 5/3/27  2,355 2,288
Verscend Holding, FRN
1M USD LIBOR + 4.000%, 6.524%, 8/27/25  680 674
18,957

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Transportation 0.4%
AAdvantage Loyalty IP, FRN
1M USD LIBOR + 4.750%, 7.46%, 4/20/28  660 649
Mileage Plus Holdings, FRN
1M USD LIBOR + 5.250%, 7.313%, 6/21/27  1,415 1,435
United Airlines, FRN
1M USD LIBOR + 3.750%, 6.533%, 4/21/28  213 206
2,290
Total Industrial 57,942
UTILITY 0.1%
Electric 0.1%
PG&E, FRN
1M USD LIBOR + 3.000%, 5.563%, 6/23/25 (3) 762 746
Total Utility 746
Total Bank Loans
(Cost $68,392) 65,682
COMMON STOCKS 0.0%
INDUSTRIAL 0.0%
Communications 0.0%
Clear Channel Outdoor Holdings (6) 1 1
Total Industrial 1
Total Common Stocks
(Cost $3) 1
CONVERTIBLE BONDS 0.1%
INDUSTRIAL 0.1%
Communications 0.1%
Sea, 0.25%, 9/15/26  900 660
Total Industrial 660
Total Convertible Bonds
(Cost $931) 660
CONVERTIBLE PREFERRED STOCKS 0.5%
FINANCIAL INSTITUTIONS 0.2%
Insurance 0.2%
Alliant Services, Series A, Acquisition Date: 11/6/20, Cost $1,133 (6)(7) 1 1,107
Total Financial Institutions 1,107

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
INDUSTRIAL 0.2%
Communications 0.1%
2020 Cash Mandatory Exchangeable Trust, 5.25%, 6/1/23 (1) — 524
524
Consumer Non-Cyclical 0.1%
Becton Dickinson & Company, Series B, 6.00%, 6/1/23  6 312
Danaher, Series B, 5.00%, 4/15/23  1 732
1,044
Total Industrial 1,568
UTILITIES 0.1%
Electric 0.1%
NextEra Energy, 5.279%, 3/1/23  9 464
Total Utilities 464
Total Convertible Preferred Stocks
(Cost $2,978) 3,139
CORPORATE BONDS 18.0%
FINANCIAL INSTITUTIONS 4.3%
Banking 2.7%
Banco de Bogota, 6.25%, 5/12/26  800 792
Banco de Credito del Peru, VR, 3.25%, 9/30/31 (1)(8) 725 646
Banco Santander, VR, 4.175%, 3/24/28 (8) 200 188
Bancolombia, VR, 4.625%, 12/18/29 (8) 600 524
Bangkok Bank, VR, 3.733%, 9/25/34 (8) 600 521
Bangkok Bank, VR, 3.733%, 9/25/34 (1)(8) 240 208
Bank Leumi Le-Israel, VR, 3.275%, 1/29/31 (1)(8) 1,100 974
Bank of America, VR, 2.972%, 2/4/33 (8) 2,025 1,708
BBVA Bancomer, VR, 5.125%, 1/18/33 (8) 1,100 982
BNP Paribas, VR, 2.591%, 1/20/28 (1)(8) 795 707
Capital One Financial, 3.65%, 5/11/27  670 641
Capital One Financial, VR, 2.359%, 7/29/32 (8) 905 704
Capital One Financial, VR, 4.166%, 5/9/25 (8) 1,590 1,575
Citigroup, VR, 4.044%, 6/1/24 (8) 1,550 1,547
Goldman Sachs Group, VR, 3.615%, 3/15/28 (8) 1,645 1,556
ING Groep, VR, 3.869%, 3/28/26 (8) 295 287
JPMorgan Chase, VR, 1.764%, 11/19/31 (8) 815 642
JPMorgan Chase, VR, 2.956%, 5/13/31 (8) 660 565
JPMorgan Chase, VR, 4.586%, 4/26/33 (8) 380 369
Morgan Stanley, VR, 5.297%, 4/20/37 (8) 300 287
Santander Holdings USA, VR, 2.49%, 1/6/28 (8) 405 352
Standard Chartered, VR, 2.608%, 1/12/28 (1)(8) 550 487
UBS Group, VR, 2.746%, 2/11/33 (1)(8) 311 250

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Wells Fargo, VR, 2.393%, 6/2/28 (8) 575 514
Wells Fargo, VR, 2.879%, 10/30/30 (8) 250 219
17,245
Brokerage Asset Managers Exchanges 0.3%
AG TTMT Escrow Issuer, 8.625%, 9/30/27 (1) 145 145
Charles Schwab, Series I, VR, 4.00% (8)(9) 575 496
LSEGA Financing, 2.00%, 4/6/28 (1) 585 510
LSEGA Financing, 2.50%, 4/6/31 (1) 425 366
1,517
Finance Companies 0.2%
AerCap Ireland Capital, 3.85%, 10/29/41  315 231
AerCap Ireland Capital, 4.45%, 4/3/26  415 399
AerCap Ireland Capital, 4.50%, 9/15/23  180 179
AerCap Ireland Capital, 6.50%, 7/15/25  270 277
1,086
Financial Other 0.4%
Country Garden Holdings, 5.125%, 1/17/25  200 108
Country Garden Holdings, 7.25%, 4/8/26  700 350
Howard Hughes, 4.125%, 2/1/29 (1) 510 423
Howard Hughes, 5.375%, 8/1/28 (1) 665 592
Kaisa Group Holdings, 11.25%, 4/9/23 (10) 850 98
MAF Global Securities, VR, 6.375% (8)(9) 950 916
2,487
Insurance 0.5%
Acrisure, 10.125%, 8/1/26 (1) 740 744
AmWINS Group, 4.875%, 6/30/29 (1) 269 235
Centene, 4.625%, 12/15/29  342 321
Enact Holdings, 6.50%, 8/15/25 (1) 295 282
Equitable Holdings, 4.35%, 4/20/28  630 619
HUB International, 5.625%, 12/1/29 (1) 510 447
HUB International, 7.00%, 5/1/26 (1) 517 506
Molina Healthcare, 4.375%, 6/15/28 (1) 265 244
3,398
Real Estate Investment Trusts 0.2%
Brixmor Operating Partnership, 3.90%, 3/15/27  630 597
Brixmor Operating Partnership, 4.05%, 7/1/30  505 449
Brixmor Operating Partnership, 4.125%, 5/15/29  445 409
1,455
Total Financial Institutions 27,188
INDUSTRIAL 13.0%
Basic Industry 0.9%
ABJA Investment, 5.45%, 1/24/28 (11) 850 839
Arconic, 6.125%, 2/15/28 (1) 481 453
Avient, 7.125%, 8/1/30 (1) 210 207
Carpenter Technology, 7.625%, 3/15/30  475 467

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Celanese U.S. Holdings, 6.05%, 3/15/25  585 587
Celanese U.S. Holdings, 6.165%, 7/15/27  625 626
GCM Mining, 6.875%, 8/9/26 (1) 1,100 871
GPD, 10.125%, 4/1/26 (1) 560 521
Kobe U.S. Midco 2, 9.25%, 11/1/26 (9.25% Cash or 10.00% PIK) (1)(12) 460 372
Methanex, 5.125%, 10/15/27  312 284
Methanex, 5.25%, 12/15/29  15 13
South32 Treasury, 4.35%, 4/14/32 (1) 425 385
TMS International, 6.25%, 4/15/29 (1) 600 417
6,042
Capital Goods 0.6%
Ardagh Metal Packaging Finance USA, 6.00%, 6/15/27 (1) 440 431
GFL Environmental, 5.125%, 12/15/26 (1) 16 15
Madison IAQ, 5.875%, 6/30/29 (1) 775 636
Mauser Packaging Solutions Holding, 8.50%, 4/15/24 (1) 630 616
New Enterprise Stone & Lime, 5.25%, 7/15/28 (1) 510 454
Pactiv, 7.95%, 12/15/25  200 186
Parker-Hannifin, 4.50%, 9/15/29  125 123
Sealed Air, 5.00%, 4/15/29 (1) 285 271
Sealed Air, 6.875%, 7/15/33 (1) 290 296
TK Elevator Holdco GmbH, 7.625%, 7/15/28 (1) 760 680
3,708
Communications 1.9%
Altice France Holding, 10.50%, 5/15/27 (1) 890 773
Axian Telecom, 7.375%, 2/16/27 (1) 1,000 931
CCO Holdings, 4.25%, 2/1/31 (1) 115 94
CCO Holdings, 5.375%, 6/1/29 (1) 460 423
CCO Holdings, 6.375%, 9/1/29 (1) 785 762
Clear Channel Outdoor Holdings, 7.50%, 6/1/29 (1) 290 234
Clear Channel Outdoor Holdings, 7.75%, 4/15/28 (1)(11) 620 504
CSC Holdings, 7.50%, 4/1/28 (1) 350 310
DISH DBS, 5.25%, 12/1/26 (1) 290 239
DISH DBS, 5.75%, 12/1/28 (1) 275 212
Globo Comunicacao e Participacoes, 4.875%, 1/22/30  1,150 943
iHeartCommunications, 8.375%, 5/1/27 (11) 559 491
Lamar Media, 4.875%, 1/15/29 (11) 315 292
Netflix, 6.375%, 5/15/29  445 463
Rogers Communications, 3.20%, 3/15/27 (1) 230 219
SBA Tower Trust, 2.328%, 1/15/28 (1) 95 83
SBA Tower Trust, 2.836%, 1/15/25 (1) 450 431
SBA Tower Trust, Series 2014-2A, Class C, STEP, 3.869%, 10/15/49 (1) 425 415
Sirius XM Radio, 4.00%, 7/15/28 (1) 660 576
Sprint, 7.625%, 3/1/26  310 329
Sprint Capital, 6.875%, 11/15/28  160 170
Stagwell Global, 5.625%, 8/15/29 (1) 505 429
T-Mobile USA, 3.875%, 4/15/30  450 416

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Tower Bersama Infrastructure, 2.75%, 1/20/26  860 791
Townsquare Media, 6.875%, 2/1/26 (1) 775 721
Univision Communications, 7.375%, 6/30/30 (1) 205 203
Verizon Communications, 2.65%, 11/20/40  205 147
Verizon Communications, 2.987%, 10/30/56  11 7
VTR Comunicaciones, 5.125%, 1/15/28 (1) 979 657
12,265
Consumer Cyclical 3.8%
Bath & Body Works, 6.625%, 10/1/30 (1) 375 340
Bath & Body Works, 6.75%, 7/1/36  240 207
Bath & Body Works, 6.95%, 3/1/33  245 203
Bath & Body Works, 9.375%, 7/1/25 (1) 253 268
Brookfield Residential Properties, 6.25%, 9/15/27 (1) 465 413
Caesars Entertainment, 8.125%, 7/1/27 (1)(11) 775 761
Carnival, 7.625%, 3/1/26 (1) 210 178
Carnival, 9.875%, 8/1/27 (1) 320 322
Carnival, 10.50%, 6/1/30 (1) 310 285
CCM Merger, 6.375%, 5/1/26 (1) 280 263
Cedar Fair, 6.50%, 10/1/28  690 676
Clarios Global, 8.50%, 5/15/27 (1) 715 698
Cushman & Wakefield U.S. Borrower, 6.75%, 5/15/28 (1) 455 455
Dave & Buster's, 7.625%, 11/1/25 (1) 503 507
eG Global Finance, 6.25%, 10/30/25 (EUR)  100 94
eG Global Finance, 8.50%, 10/30/25 (1) 600 558
Ford Motor, 6.10%, 8/19/32  435 424
Ford Motor, 6.625%, 10/1/28  360 369
Ford Motor, 9.625%, 4/22/30  450 525
Ford Motor Credit, 4.95%, 5/28/27  205 193
Ford Motor Credit, 5.125%, 6/16/25  200 195
General Motors, 5.40%, 10/15/29  590 576
Goodyear Tire & Rubber, 5.00%, 7/15/29  445 400
Goodyear Tire & Rubber, 5.25%, 7/15/31 (11) 315 271
Hilton Domestic Operating, 4.00%, 5/1/31 (1) 195 165
Home Depot, 2.375%, 3/15/51  805 533
Life Time, 5.75%, 1/15/26 (1) 342 308
Live Nation Entertainment, 4.75%, 10/15/27 (1) 345 315
Marriott International, Series EE, 5.75%, 5/1/25  17 17
Match Group Holdings II, 4.125%, 8/1/30 (1) 205 170
Match Group Holdings II, 4.625%, 6/1/28 (1) 340 306
Match Group Holdings II, 5.00%, 12/15/27 (1) 15 14
Metalsa, 3.75%, 5/4/31  1,100 828
MGM China Holdings, 5.375%, 5/15/24 (1) 215 190
MGM Growth Properties Operating Partnership, 5.75%, 2/1/27  180 180
Peninsula Pacific Entertainment, 8.50%, 11/15/27 (1) 575 618
PetSmart, 7.75%, 2/15/29 (1) 750 704
Photo Holdings Merger Sub, 8.50%, 10/1/26 (1) 233 176

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Rivian Holdings, FRN, 6M USD LIBOR + 5.625%, 7.177%, 10/15/26 (1) 1,600 1,480
Ross Stores, 1.875%, 4/15/31  735 585
Royal Caribbean Cruises, 5.50%, 8/31/26 (1) 575 463
Royal Caribbean Cruises, 11.625%, 8/15/27 (1) 670 660
Sands China, 5.90%, 8/8/28  340 292
Scientific Games International, 7.25%, 11/15/29 (1) 513 503
SeaWorld Parks & Entertainment, 5.25%, 8/15/29 (1) 725 631
St. Joseph's University Medical Center, 4.584%, 7/1/27  2,000 1,919
Staples, 7.50%, 4/15/26 (1) 185 156
Staples, 10.75%, 4/15/27 (1) 315 238
Tenneco, 5.00%, 7/15/26  240 230
Tenneco, 5.125%, 4/15/29 (1) 325 318
Tenneco, 7.875%, 1/15/29 (1) 875 882
Vivo Energy Investments, 5.125%, 9/24/27  950 892
Wolverine World Wide, 4.00%, 8/15/29 (1) 515 420
YMCA of Greater New York, 2.303%, 8/1/26  220 200
Yum! Brands, 5.375%, 4/1/32  985 906
24,480
Consumer Non-Cyclical 2.0%
AbbVie, 3.20%, 11/21/29  250 228
AbbVie, 4.05%, 11/21/39  425 373
AbbVie, 4.875%, 11/14/48  935 907
Agrosuper, 4.60%, 1/20/32  1,000 850
Albertsons, 3.25%, 3/15/26 (1) 140 126
Albertsons, 4.875%, 2/15/30 (1) 204 178
Albertsons, 5.875%, 2/15/28 (1) 245 233
Avantor Funding, 4.625%, 7/15/28 (1) 330 299
BAT International Finance, 4.448%, 3/16/28  650 613
Becton Dickinson & Company, 3.794%, 5/20/50  253 210
BellRing Brands, 7.00%, 3/15/30 (1) 270 256
Cano Health, 6.25%, 10/1/28 (1) 530 475
Charles River Laboratories International, 4.00%, 3/15/31 (1) 255 217
CHS, 6.875%, 4/15/29 (1) 515 321
CHS, 8.00%, 12/15/27 (1) 295 260
CommonSpirit Health, 2.95%, 11/1/22  105 105
CSL Finance, 4.25%, 4/27/32 (1) 295 287
Darling Ingredients, 6.00%, 6/15/30 (1) 245 245
Hadrian Merger Sub, 8.50%, 5/1/26 (1) 555 526
HCA, 3.125%, 3/15/27 (1) 280 259
HCA, 5.375%, 9/1/26  925 931
Legacy LifePoint Health, 4.375%, 2/15/27 (1) 10 9
Medline Borrower, 5.25%, 10/1/29 (1)(11) 470 396
Organon, 5.125%, 4/30/31 (1) 385 336
RegionalCare Hospital Partners Holdings, 9.75%, 12/1/26 (1) 445 425
Select Medical, 6.25%, 8/15/26 (1) 340 327
Surgery Center Holdings, 10.00%, 4/15/27 (1) 605 608

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Tenet Healthcare, 6.125%, 10/1/28 (1)(11) 370 339
Tenet Healthcare, 6.125%, 6/15/30 (1) 315 302
Tenet Healthcare, 6.875%, 11/15/31  380 356
Teva Pharmaceutical Finance Netherlands III, 6.00%, 4/15/24  375 367
Teva Pharmaceutical Finance Netherlands III, 6.75%, 3/1/28  360 344
Teva Pharmaceutical Finance Netherlands III, 7.125%, 1/31/25  240 238
Utah Acquisition Sub, 3.95%, 6/15/26  995 934
12,880
Energy 2.0%
Aethon United BR, 8.25%, 2/15/26 (1) 435 438
Boardwalk Pipelines, 5.95%, 6/1/26  1,035 1,067
Cheniere Energy Partners, 3.25%, 1/31/32  235 189
Chesapeake Energy, 5.50%, 2/1/26 (1) 185 178
Chesapeake Energy, 5.875%, 2/1/29 (1) 205 195
Continental Resources, 4.90%, 6/1/44  335 263
DCP Midstream Operating, 8.125%, 8/16/30  352 394
Ferrellgas, 5.375%, 4/1/26 (1) 345 304
Hess, 5.60%, 2/15/41  5 5
Hess, 7.125%, 3/15/33  175 194
Hess, 7.30%, 8/15/31  175 194
Hilcorp Energy I, 5.75%, 2/1/29 (1) 141 129
Hilcorp Energy I, 6.00%, 4/15/30 (1) 330 304
Hilcorp Energy I, 6.00%, 2/1/31 (1) 165 149
Kinetik Holdings, 5.875%, 6/15/30 (1) 735 696
Leviathan Bond, 6.125%, 6/30/25 (1) 750 735
Magnolia Oil & Gas Operating, 6.00%, 8/1/26 (1) 685 661
NGL Energy Operating, 7.50%, 2/1/26 (1) 299 272
NuStar Logistics, 5.75%, 10/1/25  290 276
NuStar Logistics, 6.00%, 6/1/26  380 359
Occidental Petroleum, 6.20%, 3/15/40  195 198
Occidental Petroleum, 7.50%, 5/1/31  249 280
Occidental Petroleum, 7.95%, 6/15/39  150 178
Occidental Petroleum, 8.00%, 7/15/25  270 293
Occidental Petroleum, 8.50%, 7/15/27  295 329
Occidental Petroleum, 8.875%, 7/15/30  425 495
Southwestern Energy, 8.375%, 9/15/28  300 316
Tallgrass Energy Partners, 6.00%, 3/1/27 (1) 405 371
Tallgrass Energy Partners, 7.50%, 10/1/25 (1) 245 245
Targa Resources, 4.95%, 4/15/52  53 46
Targa Resources Partners, 4.00%, 1/15/32  295 260
Targa Resources Partners, 4.875%, 2/1/31 (1) 285 263
Targa Resources Partners, 5.50%, 3/1/30  165 160
Targa Resources Partners, 6.875%, 1/15/29  505 518
Transcontinental Gas Pipe Line, 4.60%, 3/15/48  40 37
Venture Global Calcasieu Pass, 3.875%, 8/15/29 (1) 225 196
Venture Global Calcasieu Pass, 3.875%, 11/1/33 (1) 615 510

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Venture Global Calcasieu Pass, 4.125%, 8/15/31 (1) 290 252
Vermilion Energy, 6.875%, 5/1/30 (1) 550 534
12,483
Industrial Other 0.2%
Albion Financing 2, 8.75%, 4/15/27 (1) 270 240
Howard University, Series 21A, 4.756%, 10/1/51  415 406
Pike, 5.50%, 9/1/28 (1) 485 402
1,048
Technology 0.9%
Alphabet, 2.05%, 8/15/50  875 576
CDW, 2.67%, 12/1/26  340 306
Central Parent, 7.25%, 6/15/29 (1) 490 468
Entegris Escrow, 5.95%, 6/15/30 (1) 625 597
Minerva Merger Sub, 6.50%, 2/15/30 (1) 560 477
MSCI, 3.875%, 2/15/31 (1) 200 172
Presidio Holdings, 8.25%, 2/1/28 (1) 480 436
Sabre GLBL, 9.25%, 4/15/25 (1) 335 332
Sensata Technologies, 4.00%, 4/15/29 (1) 405 349
Sensata Technologies, 5.875%, 9/1/30 (1)(11) 655 641
Verscend Escrow, 9.75%, 8/15/26 (1) 355 359
Visa, 2.00%, 8/15/50  870 569
Workday, 3.50%, 4/1/27  70 67
Workday, 3.80%, 4/1/32  355 325
5,674
Transportation 0.7%
Adani International Container Terminal, 3.00%, 2/16/31 (11) 1,104 892
American Airlines, 5.50%, 4/20/26 (1) 290 275
American Airlines, 5.75%, 4/20/29 (1) 460 415
American Airlines, 11.75%, 7/15/25 (1) 741 815
International Container Terminal Services, 4.75%, 6/17/30 (11) 1,000 922
Mileage Plus Holdings, 6.50%, 6/20/27 (1) 300 301
United Airlines, 4.625%, 4/15/29 (1) 325 285
United Airlines PTT, Series 2019-2, Class A, 2.90%, 5/1/28  131 109
United Airlines PTT, Series 2019-2, Class AA, 2.70%, 5/1/32  146 123
Watco, 6.50%, 6/15/27 (1) 490 469
4,606
Total Industrial 83,186
UTILITY 0.7%
Electric 0.7%
AES Andes, VR, 7.125%, 3/26/79 (8) 850 805
Pacific Gas & Electric, 4.55%, 7/1/30  240 213
PG&E, 5.00%, 7/1/28  370 327
Vistra, VR, 7.00% (1)(8)(9) 650 605
Vistra, VR, 8.00% (1)(8)(9) 1,990 1,910

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Vistra Operations, 5.125%, 5/13/25 (1) 650 647
Total Utility 4,507
Total Corporate Bonds
(Cost $126,865) 114,881
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 2.2%
Owned No Guarantee 0.8%
Bank Negara Indonesia Persero, 3.75%, 3/30/26  1,000 945
CITGO Petroleum, 7.00%, 6/15/25 (1) 275 268
Ecopetrol, 6.875%, 4/29/30  600 558
Mexico City Airport Trust, 5.50%, 7/31/47 (1) 1,570 1,184
Oryx Funding, 5.80%, 2/3/31 (1) 900 861
Petroleos Mexicanos, 6.35%, 2/12/48  2,200 1,337
5,153
Sovereign 1.4%
Dominican Republic, 5.875%, 1/30/60  2,000 1,423
Kingdom of Morocco, 4.00%, 12/15/50  2,400 1,568
Republic of Ivory Coast, 6.125%, 6/15/33 (11) 2,400 2,036
Republic of Romania, 4.00%, 2/14/51  2,738 1,902
Republic of Serbia, 2.125%, 12/1/30  2,800 2,026
8,955
Total Foreign Government Obligations & Municipalities
(Cost $15,288) 14,108
MUNICIPAL SECURITIES 2.4%
California 0.0%
Inland Valley Dev. Agency, Tax Allocation, Series B, 5.50%, 3/1/33 (13) 150 154
154
Colorado 0.3%
Colorado HFA, Covenant Living Community, Series B, 3.36%, 12/1/30  1,970 1,817
Denver City & County School Dist. No. 1, Series B, Certificate of
Participation, 4.242%, 12/15/37  65 64
1,881
District of Columbia 0.0%
Dist. of Columbia, Build America, Series E, Build America, 5.591%,
12/1/34  5 5
5
Florida 0.2%
Capital Projects Fin. Auth., Florida Univ. Project, Series A-2, 4.00%,
10/1/24  1,340 1,293
1,293
Georgia 0.1%
Metropolitan Atlanta Rapid Transit Auth., Series B, 2.41%, 7/1/36  955 740

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Savannah Hosp. Auth., Saint Joseph's/Candler Health, Series B, 6.00%,
7/1/27  190 200
940
Illinois 0.5%
Chicago Transit Auth. Sales Tax Receipts Fund, Series B, 3.102%,
12/1/30  600 542
Metropolitan Pier & Exposition Auth., McCormick Place
Expansion, Series C, 4.105%, 12/15/27  1,935 1,840
State of Illinois, GO, 5.10%, 6/1/33  600 597
2,979
Louisiana 0.2%
Louisiana Local Government Environmental Fac., CDA, Series A,
4.475%, 8/1/39  955 942
942
Maryland 0.1%
Maryland Economic Dev. Seagirt Marine Terminal, 4.25%, 6/1/31  350 328
Maryland Stadium Auth., Series C, 2.007%, 5/1/29  475 414
742
Michigan 0.1%
Great Lakes Water Auth. Sewage Disposal System Revenue, Series B,
2.615%, 7/1/36 (13) 450 364
364
New York 0.0%
New York Transportation Dev., Terminal 4 JFK Int'l. Airport, Series B,
1.61%, 12/1/22  55 55
55
Pennsylvania 0.1%
Montgomery County IDA, Retirement Community, Series D, 2.94%,
11/15/27  615 569
569
Puerto Rico 0.3%
Puerto Rico Commonwealth, GO, 11/1/43 (6)(14) 2,403 1,238
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero Coupon,
7/1/24  24 22
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero Coupon,
7/1/33  92 52
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/33  71 67
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/35  64 59
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/37  55 49
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/41  75 65
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 5.375%,
7/1/25  79 82

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 5.625%,
7/1/27  79 83
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 5.625%,
7/1/29  77 83
1,800
South Carolina 0.0%
South Carolina Public Service Auth., Series D, 2.388%, 12/1/23  190 187
South Carolina Public Service Auth. Unrefunded Balanced, Series E,
4.322%, 12/1/27  77 77
264
Texas 0.3%
Central Texas Regional Mobility Auth., Series C, 2.635%, 1/1/32  1,500 1,287
North Texas Tollway Auth., Series B, 3.079%, 1/1/42  490 381
Tarrant County Cultural Ed. Fac. Fin., Hendrick Medical Center, 2.321%,
9/1/30 (13) 210 180
Texas Transportation Commission State Highway Fund, Build America,
Series B, Build America, 5.178%, 4/1/30  115 121
Waco Ed. Finance, Baylor Univ. Project, 1.886%, 3/1/30  110 93
2,062
Utah 0.0%
Utah Transit Auth., Build America, Series B, Build America, 5.937%,
6/15/39  145 161
161
Virginia 0.1%
Tobacco Settlement Fin., Series A-1, 6.706%, 6/1/46  330 311
Virginia Commonwealth Transportation Board, Build America, Series B,
Build America, 5.35%, 5/15/35  5 5
Virginia Public Building Auth., Build America, Series B-2, Build America,
5.90%, 8/1/30  60 66
Virginia Public School Auth., Qualified School Construction, 4.25%,
12/15/30  195 196
578
West Virginia 0.1%
Tobacco Settlement Fin. Auth., Series B, 4.875%, 6/1/49  460 415
415
Total Municipal Securities
(Cost $16,597) 15,204
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 14.4%
Collateralized Mortgage Obligations 9.1%
Angel Oak Mortgage Trust
Series 2020-5, Class M1, CMO, ARM
2.97%, 5/25/65 (1) 250 232

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Angel Oak Mortgage Trust
Series 2020-6, Class M1, CMO, ARM
2.805%, 5/25/65 (1) 515 460
Angel Oak Mortgage Trust
Series 2021-4, Class M1, CMO, ARM
2.29%, 1/20/65 (1) 960 671
Angel Oak Mortgage Trust
Series 2021-6, Class M1, CMO, ARM
2.772%, 9/25/66 (1) 3,175 2,262
Angel Oak Mortgage Trust I
Series 2019-2, Class A1, CMO, ARM
3.628%, 3/25/49 (1) 5 5
Angel Oak Mortgage Trust I
Series 2019-4, Class A3, CMO, ARM
3.301%, 7/26/49 (1) 33 33
Bellemeade Re
Series 2022-1, Class M1B, CMO, ARM
SOFR30A + 2.15%, 4.333%, 1/26/32 (1) 1,610 1,591
CAFL Issuer
Series 2021-RTL1, Class A2, CMO, STEP
3.104%, 3/28/29 (1) 2,505 2,256
Citigroup Mortgage Loan Trust
Series 2020-EXP2, Class A3, CMO, ARM
2.50%, 8/25/50 (1) 587 508
COLT Mortgage Loan Trust
Series 2020-3, Class M1, CMO, ARM
3.359%, 4/27/65 (1) 160 150
COLT Mortgage Loan Trust
Series 2021-3, Class M1, CMO, ARM
2.304%, 9/27/66 (1) 2,220 1,526
Connecticut Avenue Securities
Series 2017-C02, Class 2ED3, CMO, ARM
1M USD LIBOR + 1.35%, 3.794%, 9/25/29  29 29
Connecticut Avenue Securities
Series 2017-C04, Class 2ED2, CMO, ARM
1M USD LIBOR + 1.10%, 3.544%, 11/25/29  686 682
Connecticut Avenue Securities
Series 2017-C06, Class 2ED1, CMO, ARM
1M USD LIBOR + 1.00%, 3.444%, 2/25/30  293 292
Connecticut Avenue Securities
Series 2018-C02, Class 2M2, CMO, ARM
1M USD LIBOR + 2.20%, 4.644%, 8/25/30  122 122
Connecticut Avenue Securities
Series 2018-C03, Class 1EB2, CMO, ARM
1M USD LIBOR + 0.85%, 3.294%, 10/25/30  478 476
Connecticut Avenue Securities
Series 2018-C04, Class 2M2, CMO, ARM
1M USD LIBOR + 2.55%, 4.994%, 12/25/30  415 421

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Connecticut Avenue Securities Trust
Series 2020-R01, Class 1M2, CMO, ARM
1M USD LIBOR + 2.05%, 4.494%, 1/25/40 (1) 196 193
Connecticut Avenue Securities Trust
Series 2022-R01, Class 1B1, CMO, ARM
SOFR30A + 3.15%, 5.333%, 12/25/41 (1) 1,655 1,523
Connecticut Avenue Securities Trust
Series 2022-R02, Class 2M2, CMO, ARM
SOFR30A + 3.00%, 5.183%, 1/25/42 (1) 1,660 1,594
Connecticut Avenue Securities Trust
Series 2022-R04, Class 1M1, CMO, ARM
SOFR30A + 2.00%, 4.183%, 3/25/42 (1) 549 548
Connecticut Avenue Securities Trust
Series 2022-R05, Class 2M1, CMO, ARM
SOFR30A + 1.90%, 4.083%, 4/25/42 (1) 958 959
Connecticut Avenue Securities Trust
Series 2022-R06, Class 1M1, CMO, ARM
SOFR30A + 2.75%, 4.933%, 5/25/42 (1) 875 889
Connecticut Avenue Securities Trust
Series 2022-R08, Class 1M1, CMO, ARM
SOFR30A + 2.55%, 4.758%, 7/25/42 (1) 369 373
Finance of America HECM Buyout
Series 2022-HB2, Class A1A, CMO, ARM
4.00%, 12/25/24 (1) 1,585 1,558
Flagstar Mortgage Trust
Series 2017-2, Class B1, CMO, ARM
4.044%, 10/25/47 (1) 246 233
Flagstar Mortgage Trust
Series 2019-1INV, Class A3, CMO, ARM
3.50%, 10/25/49 (1) 70 66
Flagstar Mortgage Trust
Series 2021-11IN, Class A18, CMO, ARM
2.50%, 11/25/51 (1) 2,914 2,398
Freddie Mac Whole Loan Securities Trust
Series 2017-SC01, Class M1, CMO, ARM
3.654%, 12/25/46 (1) 216 210
FWD Securitization Trust
Series 2020-INV1, Class A3, CMO, ARM
2.44%, 1/25/50 (1) 136 130
Galton Funding Mortgage Trust
Series 2017-1, Class B2, CMO, ARM
3.95%, 7/25/56 (1) 941 892
Galton Funding Mortgage Trust
Series 2018-1, Class A33, CMO, ARM
3.50%, 11/25/57 (1) 56 52
Galton Funding Mortgage Trust
Series 2019-H1, Class M1, CMO, ARM
3.339%, 10/25/59 (1) 365 348

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Galton Funding Mortgage Trust
Series 2020-H1, Class M1, CMO, ARM
2.832%, 1/25/60 (1) 735 644
GCAT Trust
Series 2021-NQM4, Class A3, CMO, ARM
1.556%, 8/25/66 (1) 1,242 1,064
GCAT Trust
Series 2021-NQM5, Class A3, CMO, ARM
1.571%, 7/25/66 (1) 2,469 2,085
Imperial Fund Mortgage Trust
Series 2021-NQM2, Class M1, CMO, ARM
2.489%, 9/25/56 (1) 3,000 2,225
Imperial Fund Mortgage Trust
Series 2022-NQM4, Class A2, CMO, STEP
5.04%, 6/25/67 (1) 1,476 1,433
JPMorgan Mortgage Trust
Series 2019-INV2, Class A3, CMO, ARM
3.50%, 2/25/50 (1) 41 39
JPMorgan Mortgage Trust
Series 2019-INV3, Class A15, CMO, ARM
3.50%, 5/25/50 (1) 93 84
JPMorgan Mortgage Trust
Series 2019-INV3, Class A3, CMO, ARM
3.50%, 5/25/50 (1) 107 101
JPMorgan Mortgage Trust
Series 2020-INV2, Class A15, CMO, ARM
3.00%, 10/25/50 (1) 309 275
MetLife Securitization Trust
Series 2018-1A, Class A, CMO, ARM
3.75%, 3/25/57 (1) 174 168
OBX Trust
Series 2019-EXP1, Class 1A3, CMO, ARM
4.00%, 1/25/59 (1) 19 18
OBX Trust
Series 2019-EXP2, Class 1A4, CMO, ARM
4.00%, 6/25/59 (1) 42 39
OBX Trust
Series 2019-INV2, Class A25, CMO, ARM
4.00%, 5/27/49 (1) 112 108
OBX Trust
Series 2020-EXP2, Class A9, CMO, ARM
3.00%, 5/25/60 (1) 60 55
OBX Trust
Series 2020-EXP3, Class 1A9, CMO, ARM
3.00%, 1/25/60 (1) 222 208
OBX Trust
Series 2021-NQM1, Class M1, CMO, ARM
2.219%, 2/25/66 (1) 598 506

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Radnor RE
Series 2021-2, Class M1A, CMO, ARM
SOFR30A + 1.85%, 4.033%, 11/25/31 (1) 1,570 1,563
Sequoia Mortgage Trust
Series 2013-4, Class B1, CMO, ARM
3.445%, 4/25/43  278 267
Sequoia Mortgage Trust
Series 2017-CH2, Class A19, CMO, ARM
4.00%, 12/25/47 (1) 86 83
Sequoia Mortgage Trust
Series 2018-CH1, Class A2, CMO, ARM
3.50%, 3/25/48 (1) 33 31
Sequoia Mortgage Trust
Series 2018-CH3, Class A19, CMO, ARM
4.50%, 8/25/48 (1) 26 26
Sequoia Mortgage Trust
Series 2018-CH4, Class A19, CMO, ARM
4.50%, 10/25/48 (1) 4 4
Starwood Mortgage Residential Trust
Series 2020-1, Class M1, CMO, ARM
2.878%, 2/25/50 (1) 600 543
Starwood Mortgage Residential Trust
Series 2021-2, Class M1, CMO, ARM
2.175%, 5/25/65 (1) 2,000 1,750
Structured Agency Credit Risk Debt Notes
Series 2018-SPI2, Class M2, CMO, ARM
3.841%, 5/25/48 (1) 2 2
Structured Agency Credit Risk Debt Notes
Series 2019-HQA4, Class M2, CMO, ARM
1M USD LIBOR + 2.05%, 4.494%, 11/25/49 (1) 43 43
Structured Agency Credit Risk Debt Notes
Series 2020-DNA4, Class M2, CMO, ARM
1M USD LIBOR + 3.75%, 6.194%, 8/25/50 (1) 4 4
Structured Agency Credit Risk Debt Notes
Series 2020-HQA1, Class M2, CMO, ARM
1M USD LIBOR + 1.90%, 4.344%, 1/25/50 (1) 67 67
Structured Agency Credit Risk Debt Notes
Series 2020-HQA2, Class M2, CMO, ARM
1M USD LIBOR + 3.10%, 5.544%, 3/25/50 (1) 269 275
Structured Agency Credit Risk Debt Notes
Series 2020-HQA4, Class M2, CMO, ARM
1M USD LIBOR + 3.15%, 5.594%, 9/25/50 (1) 20 20
Structured Agency Credit Risk Debt Notes
Series 2021-DNA2, Class M2, CMO, ARM
SOFR30A + 2.30%, 4.483%, 8/25/33 (1) 2,245 2,211
Structured Agency Credit Risk Debt Notes
Series 2021-DNA3, Class M2, CMO, ARM
SOFR30A + 2.10%, 4.283%, 10/25/33 (1) 1,445 1,401

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Structured Agency Credit Risk Debt Notes
Series 2021-DNA5, Class B1, CMO, ARM
SOFR30A + 3.05%, 5.233%, 1/25/34 (1) 1,630 1,504
Structured Agency Credit Risk Debt Notes
Series 2021-DNA7, Class M2, CMO, ARM
SOFR30A + 1.80%, 3.983%, 11/25/41 (1) 2,475 2,327
Structured Agency Credit Risk Debt Notes
Series 2021-HQA1, Class M2, CMO, ARM
SOFR30A + 2.25%, 4.433%, 8/25/33 (1) 1,960 1,886
Structured Agency Credit Risk Debt Notes
Series 2021-HQA2, Class M2, CMO, ARM
SOFR30A + 2.05%, 4.233%, 12/25/33 (1) 1,000 933
Structured Agency Credit Risk Debt Notes
Series 2021-HQA3, Class M2, CMO, ARM
SOFR30A + 2.10%, 4.283%, 9/25/41 (1) 1,000 913
Structured Agency Credit Risk Debt Notes
Series 2021-HQA4, Class M2, CMO, ARM
SOFR30A + 2.35%, 4.533%, 12/25/41 (1) 1,610 1,467
Structured Agency Credit Risk Debt Notes
Series 2022-DNA1, Class M1B, CMO, ARM
SOFR30A + 1.85%, 4.033%, 1/25/42 (1) 1,185 1,136
Structured Agency Credit Risk Debt Notes
Series 2022-DNA2, Class M2, CMO, ARM
SOFR30A + 3.75%, 5.933%, 2/25/42 (1) 1,890 1,815
Structured Agency Credit Risk Debt Notes
Series 2022-DNA3, Class M1A, CMO, ARM
SOFR30A + 2.00%, 4.183%, 4/25/42 (1) 1,053 1,058
Structured Agency Credit Risk Debt Notes
Series 2022-DNA4, Class M1A, CMO, ARM
SOFR30A + 2.20%, 4.383%, 5/25/42 (1) 1,138 1,141
Structured Agency Credit Risk Debt Notes
Series 2022-HQA1, Class M1B, CMO, ARM
SOFR30A + 3.50%, 5.683%, 3/25/42 (1) 1,095 1,085
Structured Agency Credit Risk Debt Notes
Series 2022-HQA3, Class M1A, CMO, ARM
SOFR30A + 2.30%, 4.108%, 8/25/42 (1) 325 327
Verus Securitization Trust
Series 2019-INV3, Class M1, CMO, ARM
3.279%, 11/25/59 (1) 340 320
Verus Securitization Trust
Series 2021-5, Class M1, CMO, ARM
2.331%, 9/25/66 (1) 800 604
Vista Point Securitization Trust
Series 2020-1, Class B1, CMO, ARM
5.375%, 3/25/65 (1) 330 325

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
WinWater Mortgage Loan Trust
Series 2016-1, Class B3, CMO, ARM
3.784%, 1/20/46 (1) 578 539
58,404
Commercial Mortgage-Backed Securities 5.3%
Alen Mortgage Trust
Series 2021-ACEN, Class C, ARM
1M USD LIBOR + 2.25%, 4.641%, 4/15/34 (1) 1,145 1,073
Arbor Multifamily Mortgage Securities Trust
Series 2020-MF1, Class D
1.75%, 5/15/53 (1) 2,010 1,349
Arbor Multifamily Mortgage Securities Trust
Series 2020-MF1, Class E
1.75%, 5/15/53 (1) 580 370
Arbor Realty Commercial Real Estate Notes
Series 2021-FL3, Class A, ARM
1M USD LIBOR + 1.07%, 3.461%, 8/15/34 (1) 1,865 1,800
BAMLL Commercial Mortgage Securities Trust
Series 2021-JACX, Class E, ARM
1M USD LIBOR + 3.75%, 6.141%, 9/15/38 (1) 1,155 1,077
BANK
Series 2019-BN21, Class D
2.50%, 10/17/52 (1) 1,036 733
Barclays Commercial Mortgage Trust
Series 2019-C3, Class AS
3.895%, 5/15/52  1,045 968
BBCMS Mortgage Trust
Series 2019-BWAY, Class D, ARM
1M USD LIBOR + 2.16%, 4.551%, 11/15/34 (1) 365 328
BBCMS Mortgage Trust
Series 2020-BID, Class A, ARM
1M USD LIBOR + 2.14%, 4.531%, 10/15/37 (1) 375 370
BIG Commercial Mortgage Trust
Series 2022-BIG, Class C, ARM
1M TSFR + 2.34%, 4.648%, 2/15/39 (1) 700 669
BPR Trust
Series 2021-NRD, Class E, ARM
1M TSFR + 5.621%, 7.918%, 12/15/23 (1) 1,620 1,546
BPR Trust
Series 2021-TY, Class C, ARM
1M USD LIBOR + 1.70%, 4.091%, 9/15/38 (1) 635 597
BX Commercial Mortgage Trust
Series 2022-CSMO, Class B, ARM
1M TSFR + 3.141%, 5.448%, 6/15/27 (1) 1,590 1,576
BX Mortgage Trust
Series 2022-MVRK, Class C, ARM
1M TSFR + 2.265%, 4.562%, 3/15/39 (1) 1,645 1,573

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
BX Trust
Series 2018-GW, Class C, ARM
1M USD LIBOR + 1.22%, 3.611%, 5/15/35 (1) 475 457
BX Trust
Series 2021-VIEW, Class F, ARM
1M USD LIBOR + 3.93%, 6.321%, 6/15/36 (1) 1,195 1,127
Cantor Commercial Real Estate Lending
Series 2019-CF2, Class D
2.50%, 11/15/52 (1) 1,045 749
CD Mortgage Trust
Series 2017-CD6, Class A5
3.456%, 11/13/50  515 490
Citigroup Commercial Mortgage Trust
Series 2013-375P, Class C, ARM
3.635%, 5/10/35 (1) 270 258
Citigroup Commercial Mortgage Trust
Series 2015-GC27, Class AS
3.571%, 2/10/48  95 92
Citigroup Commercial Mortgage Trust
Series 2017-P7, Class AS
3.915%, 4/14/50  345 326
Citigroup Commercial Mortgage Trust
Series 2019-C7, Class 805B, ARM
3.917%, 12/15/72 (1) 1,420 1,019
Commercial Mortgage Trust
Series 2014-CR19, Class E, ARM
4.354%, 8/10/47 (1) 380 330
Commercial Mortgage Trust
Series 2014-UBS6, Class AM
4.048%, 12/10/47  1,442 1,399
Commercial Mortgage Trust
Series 2015-CR22, Class C, ARM
4.207%, 3/10/48  870 820
Commercial Mortgage Trust
Series 2015-DC1, Class AM
3.724%, 2/10/48  760 731
Commercial Mortgage Trust
Series 2015-LC23, Class A4
3.774%, 10/10/48  440 430
Commercial Mortgage Trust
Series 2016-CR28, Class AHR
3.651%, 2/10/49  185 180
Commercial Mortgage Trust
Series 2016-CR28, Class B, ARM
4.758%, 2/10/49  1,130 1,099
CSAIL Commercial Mortgage Trust
Series 2016-C6, Class A5
3.09%, 1/15/49  215 204

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
CSAIL Commercial Mortgage Trust
Series 2017-C8, Class C, ARM
4.438%, 6/15/50  465 404
CSAIL Commercial Mortgage Trust
Series 2019-C18, Class C, ARM
4.089%, 12/15/52  645 558
Eleven Madison Mortgage Trust
Series 2015-11MD, Class A, ARM
3.673%, 9/10/35 (1) 285 272
Great Wolf Trust
Series 2019-WOLF, Class A, ARM
1M USD LIBOR + 1.034%, 3.425%, 12/15/36 (1) 300 293
Great Wolf Trust
Series 2019-WOLF, Class D, ARM
1M USD LIBOR + 1.933%, 4.324%, 12/15/36 (1) 895 855
GS Mortgage Securities Trust
Series 2016-GS4, Class A3
3.178%, 11/10/49  1,300 1,229
GS Mortgage Securities Trust
Series 2017-GS8, Class D
2.70%, 11/10/50 (1) 1,025 800
GS Mortgage Securities Trust
Series 2021-ROSS, Class C, ARM
1M USD LIBOR + 2.00%, 4.392%, 5/15/26 (1) 710 671
ILPT Commercial Mortgage Trust
Series 2022-LPFX, Class C, ARM
3.951%, 3/15/32 (1) 1,595 1,327
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2016-NINE, Class B, ARM
2.949%, 9/6/38 (1) 1,015 906
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2018-WPT, Class CFX
4.95%, 7/5/33 (1) 195 192
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2019-BKWD, Class C, ARM
1M USD LIBOR + 1.60%, 3.991%, 9/15/29 (1) 280 271
MF1
Series 2021-FL7, Class A, ARM
1M USD LIBOR + 1.08%, 3.457%, 10/16/36 (1) 700 674
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C24, Class AS, ARM
4.036%, 5/15/48  80 77
Morgan Stanley Capital I Trust
Series 2015-MS1, Class AS, ARM
4.158%, 5/15/48  35 34
Morgan Stanley Capital I Trust
Series 2017-H1, Class AS
3.773%, 6/15/50  155 145

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
SLIDE
Series 2018-FUN, Class E, ARM
1M USD LIBOR + 2.55%, 4.941%, 6/15/31 (1) 1,340 1,283
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS2, Class A2
3.02%, 7/15/58  33 32
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS2, Class C, ARM
4.425%, 7/15/58  50 47
Worldwide Plaza Trust
Series 2017-WWP, Class C, ARM
3.715%, 11/10/36 (1) 100 86
33,896
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $101,659) 92,300
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 27.0%
U.S. Government Agency Obligations 23.2%
Federal Home Loan Mortgage
2.50%, 5/1/30  132 126
3.00%, 4/1/47 - 1/1/48  137 129
3.50%, 8/1/42 - 3/1/46  3,967 3,864
4.00%, 8/1/40 - 1/1/46  316 316
4.50%, 6/1/39 - 5/1/42  147 150
5.00%, 7/1/25 - 8/1/40  51 54
5.50%, 10/1/38 - 1/1/40  37 39
6.00%, 10/1/32 - 8/1/38  15 16
6.50%, 6/1/24 - 4/1/37  70 74
7.00%, 2/1/24 - 6/1/32  — —
Federal Home Loan Mortgage, ARM
12M USD LIBOR + 1.726%, 3.946%, 7/1/35  — —
12M USD LIBOR + 1.75%, 2.127%, 2/1/35  — —
12M USD LIBOR + 1.829%, 2.204%, 2/1/37  2 2
12M USD LIBOR + 1.83%, 2.079%, 3/1/36  2 3
12M USD LIBOR + 1.842%, 2.091%, 1/1/37  1 1
12M USD LIBOR + 1.929%, 2.186%, 12/1/36  1 1
12M USD LIBOR + 2.03%, 2.275%, 11/1/36  1 1
1Y CMT + 2.245%, 2.37%, 1/1/36  1 2
1Y CMT + 2.25%, 3.099%, 10/1/36  — —
1Y CMT + 2.347%, 2.472%, 11/1/34  3 3
Federal Home Loan Mortgage, CMO, IO, 4.50%, 5/25/50  337 53
Federal Home Loan Mortgage, CMO, PO, Zero Coupon, 8/15/28  — —
Federal Home Loan Mortgage, UMBS
1.50%, 4/1/37  414 372

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
2.00%, 3/1/42 - 12/1/51  4,807 4,168
2.50%, 3/1/42 - 1/1/52  6,227 5,598
3.00%, 5/1/31 - 11/1/34  159 156
3.50%, 6/1/33  59 58
4.00%, 12/1/49 - 2/1/50  626 617
4.50%, 5/1/50  97 97
5.00%, 12/1/41  136 139
Federal National Mortgage Assn.
3.00%, 6/1/33 - 8/1/46  66 62
Federal National Mortgage Assn., ARM
12M USD LIBOR + 1.34%, 1.59%, 12/1/35  1 1
12M USD LIBOR + 1.568%, 3.288%, 7/1/35  — —
12M USD LIBOR + 1.584%, 1.834%, 12/1/35  2 2
12M USD LIBOR + 1.587%, 2.174%, 11/1/35  2 2
12M USD LIBOR + 1.655%, 3.905%, 8/1/37  — —
12M USD LIBOR + 1.70%, 1.95%, 11/1/37  2 3
12M USD LIBOR + 1.77%, 2.145%, 12/1/35  — —
12M USD LIBOR + 1.881%, 4.131%, 8/1/36  1 2
12M USD LIBOR + 1.892%, 2.142%, 12/1/35  1 1
12M USD LIBOR + 2.04%, 2.29%, 12/1/36  1 1
Federal National Mortgage Assn., CMO, IO, 6.50%, 2/25/32  — —
Federal National Mortgage Assn., UMBS
1.50%, 4/1/37 - 1/1/42  2,556 2,243
2.00%, 4/1/42 - 3/1/52  13,370 11,556
2.50%, 5/1/30 - 3/1/52  12,861 11,691
3.00%, 1/1/27 - 11/1/48  2,887 2,793
3.50%, 4/1/31 - 7/1/50  724 706
4.00%, 11/1/40 - 12/1/49  1,483 1,477
4.50%, 7/1/39 - 5/1/50  2,124 2,151
5.00%, 9/1/23 - 8/1/52  1,027 1,067
5.50%, 9/1/23 - 5/1/39  259 274
6.00%, 11/1/32 - 10/1/40  382 410
6.50%, 7/1/32 - 6/1/39  24 26
7.00%, 7/1/29  — —
7.50%, 6/1/28  — —
Government National Mortgage Assn., TBA (15)
2.00%, 9/15/51  11,445 10,106
3.00%, 9/15/52  12,515 11,746
4.00%, 10/20/52  485 477
4.50%, 9/20/52  1,655 1,655
5.00%, 9/20/52  3,183 3,225
5.50%, 9/20/52  2,315 2,374
UMBS, TBA (15)
2.00%, 9/1/37 - 9/1/52  35,746 31,201
2.50%, 9/1/52  13,364 11,931
3.00%, 9/1/52  11,730 10,857

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
4.00%, 9/1/52  5,666 5,530
4.50%, 9/1/52  2,712 2,695
5.00%, 9/1/52  5,540 5,591
147,895
U.S. Government Obligations 3.8%
Government National Mortgage Assn.
2.50%, 8/20/50 - 12/20/51  10,107 9,238
3.00%, 5/20/46 - 10/20/51  7,808 7,343
3.50%, 9/15/41 - 4/20/48  2,810 2,741
4.00%, 2/20/41 - 10/20/50  2,041 2,026
4.50%, 11/20/39 - 8/20/47  809 828
5.00%, 4/20/35 - 6/20/49  1,105 1,141
5.50%, 10/20/32 - 3/20/49  638 669
6.50%, 2/15/29  1 1
Government National Mortgage Assn., CMO
3.00%, 11/20/47 - 12/20/47  35 33
3.50%, 10/20/50  460 429
Government National Mortgage Assn., CMO, IO
3.50%, 3/20/43 - 5/20/43  270 29
4.00%, 5/20/37 - 2/20/43  37 4
4.50%, 12/20/39  — —
24,482
Total U.S. Government & Agency Mortgage-Backed Securities
(Cost $181,508) 172,377
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 21.8%
U.S. Treasury Obligations 21.8%
U.S. Treasury Bonds, 1.125%, 8/15/40  7,400 4,992
U.S. Treasury Bonds, 1.25%, 5/15/50 (16) 22,340 13,812
U.S. Treasury Bonds, 1.375%, 8/15/50  9,130 5,838
U.S. Treasury Bonds, 1.875%, 2/15/41  1,500 1,149
U.S. Treasury Bonds, 1.875%, 11/15/51  3,500 2,550
U.S. Treasury Bonds, 2.25%, 2/15/52  17,505 13,988
U.S. Treasury Bonds, 2.375%, 2/15/42  2,395 1,986
U.S. Treasury Bonds, 2.50%, 2/15/45  1,480 1,223
U.S. Treasury Bonds, 3.00%, 11/15/44  915 827
U.S. Treasury Bonds, 3.125%, 2/15/43  2,415 2,244
U.S. Treasury Bonds, 3.375%, 5/15/44  1,275 1,230
U.S. Treasury Bonds, 4.375%, 5/15/41  175 197
U.S. Treasury Bonds, 6.875%, 8/15/25  700 764
U.S. Treasury Notes, 0.125%, 2/15/24  4,000 3,811
U.S. Treasury Notes, 0.25%, 9/30/25  1,500 1,359
U.S. Treasury Notes, 0.25%, 10/31/25  11,200 10,119
U.S. Treasury Notes, 0.375%, 12/31/25  11,000 9,928

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
U.S. Treasury Notes, 0.625%, 5/15/30  550 453
U.S. Treasury Notes, 0.625%, 8/15/30  1,350 1,107
U.S. Treasury Notes, 0.75%, 4/30/26  3,600 3,266
U.S. Treasury Notes, 0.875%, 9/30/26  1,660 1,499
U.S. Treasury Notes, 0.875%, 11/15/30  9,900 8,274
U.S. Treasury Notes, 1.375%, 11/15/31  15,675 13,429
U.S. Treasury Notes, 1.50%, 2/15/30  500 443
U.S. Treasury Notes, 1.75%, 6/30/24  2,410 2,337
U.S. Treasury Notes, 1.875%, 2/28/27  3,870 3,629
U.S. Treasury Notes, 1.875%, 2/15/32  10,855 9,705
U.S. Treasury Notes, 2.25%, 8/15/27  1,350 1,282
U.S. Treasury Notes, 2.25%, 11/15/27  1,275 1,208
U.S. Treasury Notes, 2.50%, 1/31/24  475 468
U.S. Treasury Notes, 2.75%, 7/31/27  1,455 1,416
U.S. Treasury Notes, 2.75%, 8/15/32  1,500 1,448
U.S. Treasury Notes, 3.00%, 7/31/24 (11) 13,900 13,778
Total U.S. Government Agency Obligations (Excluding Mortgage-
Backed)
(Cost $162,610) 139,759
SHORT-TERM INVESTMENTS 6.1%
Money Market Funds 6.1%
T. Rowe Price Government Reserve Fund, 2.36% (17)(18) 38,983 38,983
Total Short-Term Investments
(Cost $38,983) 38,983
SECURITIES LENDING COLLATERAL 3.0%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES
LENDING PROGRAM WITH JPMORGAN CHASE BANK 0.6%
Money Market Funds 0.6%
T. Rowe Price Government Reserve Fund, 2.36% (17)(18) 4,185 4,185
Total Investments in a Pooled Account through Securities Lending
Program with JPMorgan Chase Bank 4,185

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES
LENDING PROGRAM WITH STATE STREET BANK AND TRUST
COMPANY 2.4%
Money Market Funds 2.4%
T. Rowe Price Government Reserve Fund, 2.36% (17)(18) 15,171 15,171
Total Investments in a Pooled Account through Securities Lending
Program with State Street Bank and Trust Company 15,171
Total Securities Lending Collateral
(Cost $19,356) 19,356
Total Investments in Securities 118.2%
(Cost $818,098) $ 755,641
Other Assets Less Liabilities (18.2)% (116,534)
Net Assets 100.0% $ 639,107
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$213,727 and represents 33.4% of net assets.
(2) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(3) All or a portion of this loan is unsettled as of August 31, 2022. The interest rate for unsettled loans will be determined upon settlement after period end.
(4) Level 3 in fair value hierarchy.
(5) All or a portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized. The fund's total unfunded commitment at August 31, 2022, was $214 and was valued at $213 (0.0% of net assets).
(6) Non-income producing
(7) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$1,107 and represents 0.2% of net assets.
(8) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.

T. ROWE PRICE Total Return Fund

.
.
.
.
.
.
.
.
.
.
(9) Perpetual security with no stated maturity date.
(10) Security is in default or has failed to make a scheduled interest and/or principal payment.
(11) All or a portion of this security is on loan at August 31, 2022.
(12) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(13) Insured by Assured Guaranty Municipal Corporation
(14) Contingent value instrument that only pays out if a portion of the territory's Sales and Use Tax outperforms the projections in the Oversight Board’s Certified
Fiscal Plan.
(15) To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $97,388 and represents 15.2% of net assets.
(16) At August 31, 2022, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.
(17) Seven-day yield
(18) Affiliated Companies
1M TSFR One month term SOFR (Secured overnight financing rate)
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M CAD CDOR Three month CAD CDOR (Canadian Dollar offered rate)
3M EURIBOR Three month EURIBOR (Euro interbank offered rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
6M USD LIBOR Six month USD LIBOR (London interbank offered rate)
12M USD LIBOR Twelve month USD LIBOR (London interbank offered rate)
1Y CMT One year U.S. Treasury note constant maturity
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
CAD Canadian Dollar
CDA Community Development Administration/Authority
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
EUR Euro
FRN Floating Rate Note
GBP British Pound
GO General Obligation
HFA Health Facility Authority
IDA Industrial Development Authority/Agency
IO Interest-only security for which the fund receives interest on notional principal
PIK Payment-in-kind
PO Principal-only security for which the fund receives regular cash flows based on principal repayments
PTT Pass-Through Trust
SOFR Secured overnight financing rate

T. ROWE PRICE Total Return Fund

.
.
.
.
.
.
.
.
.
.
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
UMBS Uniform Mortgage-Backed Securities
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Total Return Fund

(Amounts in 000s)
SWAPS (0.1)%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts) **
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS (0.1)%
Credit Default Swaps, Protection Bought 0.1%
Goldman Sachs, Protection Bought
(Relevant Credit: Markit CMBX.
NA.BBB-S13, 50 Year Index), Pay 3.00%
Monthly, Receive upon credit default,
12/16/72 4,850 754 987 (233)
Total Bilateral Credit Default Swaps, Protection
Bought 987 (233)
Credit Default Swaps, Protection Sold (0.0)%
Goldman Sachs, Protection Sold (Relevant
Credit: American Airlines Group, Caa1*),
Receive 5.00% Quarterly, Pay upon credit
default, 6/20/23 10 — — —
Total Bilateral Credit Default Swaps, Protection Sold — —
Total Return Swaps (0.2)%
Morgan Stanley, Pay Underlying
Reference: iBoxx USD Liquid High Yield
Index at Maturity, Receive Variable 1.450%
(SOFR + 0.00%) Quarterly, 3/20/23 10,790 (401) — (401)
Morgan Stanley, Pay Underlying
Reference: iBoxx USD Liquid Leveraged
Loans Total Return Index at Maturity,
Receive Variable 1.450% (SOFR + 0.00%)
Quarterly, 3/20/23 32,480 (971) — (971)
Total Bilateral Total Return Swaps — (1,372)
Total Bilateral Swaps 987 (1,605)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS (0.0)%
Credit Default Swaps, Protection Sold (0.0)%
Protection Sold (Relevant Credit: American
Airlines Group, Caa1*), Receive 5.00%
Quarterly, Pay upon credit default, 6/20/23 79 (1) (3) 2
Protection Sold (Relevant Credit: CHS/
Community Health Systems, Caa2*),
Receive 5.00% Quarterly, Pay upon credit
default, 6/20/26 * 183 (75) (8) (67)

T. ROWE PRICE Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
Protection Sold (Relevant Credit: CHS/
Community Health Systems, Caa2*),
Receive 5.00% Quarterly, Pay upon credit
default, 12/20/26 210 (89) (8) (81)
Total Centrally Cleared Credit Default Swaps,
Protection Sold (146)
Total Centrally Cleared Swaps (146)
Net payments (receipts) of variation margin to date 151
Variation margin receivable (payable) on centrally cleared swaps $ 5
* Credit ratings as of August 31, 2022. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
** Includes interest purchased or sold but not yet collected of less than $1.

T. ROWE PRICE Total Return Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
HSBC Bank 11/25/22 USD 255 EUR 247 $ 5
JPMorgan Chase 10/21/22 USD 94 CAD 122 1
JPMorgan Chase 11/25/22 USD 321 EUR 310 7
State Street 10/21/22 USD 770 CAD 1,016 (3)
State Street 11/25/22 USD 252 EUR 244 5
UBS Investment Bank 10/21/22 USD 1,486 CAD 1,942 8
UBS Investment Bank 11/25/22 USD 585 EUR 566 13
Net unrealized gain (loss) on open forward
currency exchange contracts $ 36

T. ROWE PRICE Total Return Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 1 Euro-Bund ten year contracts 9/22 149 $ (4)
Long, 15 Government of Australia ten year bond
contracts 9/22 1,231 (4)
Short, 9 Government of Canada ten year bond
contracts 12/22 (854) 4
Short, 10 U.K. Gilt ten year contracts 12/22 (1,254) 23
Long, 524 U.S. Treasury Long Bond contracts 12/22 71,182 (23)
Long, 681 U.S. Treasury Notes five year contracts 12/22 75,469 (219)
Long, 22 U.S. Treasury Notes ten year contracts 12/22 2,572 (10)
Long, 58 U.S. Treasury Notes two year contracts 12/22 12,083 (18)
Short, 103 Ultra U.S. Treasury Bonds contracts 12/22 (15,399) (181)
Short, 253 Ultra U.S. Treasury Notes ten year
contracts 12/22 (31,672) 59
Net payments (receipts) of variation margin to date 326
Variation margin receivable (payable) on open futures contracts $ (47)

T. ROWE PRICE Total Return Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2022.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 2.36% $ — $ — $ 134 ++
Totals $ — # $ — $ 134 +
Supplementary Investment Schedule
Affiliate
Value
05/31/22
Purchase
Cost
Sales
Cost
Value
08/31/22
T. Rowe Price Government
Reserve Fund, 2.36% $ 12,636 ¤ ¤ $ 58,339
Total $ 58,339 ^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $134 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $58,339.

T. ROWE PRICE Total Return Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Total Return Fund, Inc. (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial

T. ROWE PRICE Total Return Fund

instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate.
Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.

T. ROWE PRICE Total Return Fund

Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.

T. ROWE PRICE Total Return Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 628,480 $ — $ 628,480
Bank Loans — 63,826 1,856 65,682
Common Stocks 1 — — 1
Convertible Preferred Stocks — 3,139 — 3,139
Short-Term Investments 38,983 — — 38,983
Securities Lending Collateral 19,356 — — 19,356
Total Securities 58,340 695,445 1,856 755,641
Swaps* — 756 — 756
Forward Currency Exchange
Contracts — 39 — 39
Futures Contracts* 86 — — 86
Total $ 58,426 $ 696,240 $ 1,856 $ 756,522
Liabilities
Swaps* $ — $ 1,520 $ — $ 1,520
Forward Currency Exchange
Contracts — 3 — 3
Futures Contracts* 459 — — 459
Total $ 459 $ 1,523 $ — $ 1,982
1
Includes Asset-Backed Securities, Convertible Bonds, Corporate Bonds, Foreign Government
Obligations & Municipalities, Municipal Securities, Non-U.S. Government Mortgage-Backed
Securities, U.S. Government & Agency Mortgage-Backed Securities and U.S. Government
Agency Obligations (Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Total Return Fund

OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets. These are recent examples of global events which may have an impact on the fund’s performance, which could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring the risks and financial impacts arising from these events.
F228-054Q1 08/22